Note 28 - Earnings(Loss) Per Share	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Earnings per share [text block]

28  Earnings/(loss) per share

The table below presents the components of the calculation of the basic and diluted earnings/(loss) per share (in thousands):

	Year Ended December 31,
	2025	2024	2023
Earnings/(loss)
Earnings/(loss) for the purpose of basic earnings per share attributable to owners of the Group	$(764,681)	$78,527	$1,299,167
Effects of NCI add-back to Net income assuming conversion of BMC1 shares	(16,969)	—	—
Earnings/(loss) for the purpose of diluted earnings per share attributable to owners of the Group	$(781,650)	$78,527	$1,299,167

Weighted average shares outstanding
Weighted average shares outstanding for the purpose of basic earnings/(loss) per share	127,723	112,664	112,500
Effects of dilutive Convertible redeemable preference shares	—	2,736	9,684
Weighted average shares outstanding for the purposes of diluted earnings/(loss) per share	127,723	115,400	122,184

In periods in which the Company reports a net loss, potential common shares are excluded from the calculation of diluted earnings (loss) per share when their inclusion would be anti-dilutive. For the year ended December 31, 2025, 1.7 million weighted average convertible redeemable preference shares were excluded from the calculation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive. The weighted average number of convertible redeemable preference shares outstanding for the years ended December 31, 2024 and 2023 was 2.7 million and 9.7 million, respectively.

For the year ended December 31, 2025, 1.4 million weighted average common shares attributable to the employee stock ownership plan and 2.7 million weighted average common shares attributable to vested BMC1 shares convertible to Bullish shares were excluded from the calculation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive. No weighted average shares attributable to these instruments were outstanding during the years ended December 31, 2024 and 2023.

Reverse Stock Split and IPO Reorganization

On July 31, 2025, the Company’s Board of Directors approved a reverse stock split of the Company’s Class A common shares, Class B preference shares, and Class C common shares on a 1-for-2 basis (the “Reverse Split”) which became effective on August 1, 2025. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purposes of calculating earnings per share.